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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      9/30/2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:             Discovery Management, Ltd.
                 -------------------------------
   Address:          100 Crescent Court
                 -------------------------------
                     Suite 1150
                 -------------------------------
                     Dallas, TX 75201
                 -------------------------------

Form 13F File Number: 28-10517
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Stephen J. Summers
         -------------------------------
Title:       CEO
         -------------------------------
Phone:       214-880-4602
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Stephen J. Summers              Dallas, TX         11/28/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            - 0 -
                                        --------------------

Form 13F Information Table Entry Total:         80
                                        --------------------

Form 13F Information Table Value Total:       3,634
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2          COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ----------------    --------- -------- ---------------------- ------------ ---------- --------------------
                                                         VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS       CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
------------------------- ----------------    --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ----

ADC TELECOMMUNICATIONS
 INC                      Common Stock - Long 000886309     6760      800               Sole                                800
ADOBE SYSTEMS INC         Common Stock - Long 00724F101    82887     2100               Sole                               2100
AES CORP                  Common Stock - Long 00130H105     2338      200               Sole                                200
AFTERMARKET TECHNOLOGY
 CORP                     Common Stock - Long 00211W104    75968     3200               Sole                               3200
AMERISOURCEBERGEN CORP    Common Stock - Long 03073E105    71535     1900               Sole                               1900
ARCH CHEMICALS INC        Common Stock - Long 03937R102    56480     1600               Sole                               1600
AUTOMATIC DATA PROCESSING
 INC                      Common Stock - Long 053015103    12825      300               Sole                                300
AUTOZONE INC              Common Stock - Long 053332102    74004      600               Sole                                600
AVNET INC                 Common Stock - Long 053807103    73890     3000               Sole                               3000
BP PRUDHOE BAY ROYATLY
 TRUST                    Common Stock - Long 055630107    74376      800               Sole                                800
BURLINGTON NORTHN
 INC-W/RTS                Common Stock - Long 12189T104    55458      600               Sole                                600
C & F FINL CORP           Common Stock - Long 12466Q104     2050      100               Sole                                100
CAPITAL ONE FINANCIAL
 CORP                     Common Stock - Long 14040H105    66300     1300               Sole                               1300
CASH AMERICA INVESTMENTS
 INC                      Common Stock - Long 14754D100    90100     2500               Sole                               2500
CBRL GROUP INC            Common Stock - Long 12489V106    57860     2200               Sole                               2200
CELANESE CORPORATION      Common Stock - Long 150870103    47447     1700               Sole                               1700
CENTURY ALUMINUM CO       Common Stock - Long 156431108    33228     1200               Sole                               1200
CHECKPOINT SYSTEMS INC    Common Stock - Long 162825103     9410      500               Sole                                500
CHEVRONTEXACO CORP        Common Stock - Long 166764100    65984      800               Sole                                800
CINTAS CORPORATION        Common Stock - Long 172908105     2871      100               Sole                                100
COCA COLA CO              Common Stock - Long 191216100    52880     1000               Sole                               1000
COMFORT SYSTEMS USA INC   Common Stock - Long 199908104    32064     2400               Sole                               2400
CONCEPTUS INC             Common Stock - Long 206016107     1658      100               Sole                                100
COOPER COMPANIES INC
 (THE)                    Common Stock - Long 216648402    76472     2200               Sole                               2200
CROWN HOLDINGS INC        Common Stock - Long 228368106    62188     2800               Sole                               2800
CVS CORP                  Common Stock - Long 126650100     6732      200               Sole                                200
ENCORE ACQUISITION CO     Common Stock - Long 29255W100    12534      300               Sole                                300
ENPRO INDS INC            Common Stock - Long 29355X107    33444      900               Sole                                900
FIRST AMERICAN FINANCIAL
 CORP                     Common Stock - Long 318522307    88500     3000               Sole                               3000
FMC CORP-NEW              Common Stock - Long 302491303    10278      200               Sole                                200
FOSSIL INC                Common Stock - Long 349882100    45168     1600               Sole                               1600
FPL GROUP INC             Common Stock - Long 302571104    60360     1200               Sole                               1200
GENERAL DYNAMICS CORP     Common Stock - Long 369550108    51534      700               Sole                                700
GYMBOREE CORP             Common Stock - Long 403777105    63900     1800               Sole                               1800
HARLEYSVILLE GROUP INC    Common Stock - Long 412824104   109620     2900               Sole                               2900
HERMAN MILLER INC         Common Stock - Long 600544100    66069     2700               Sole                               2700
HESS CORPORATION          Common Stock - Long 42809H107    57456      700               Sole                                700
HEWLETT PACKARD CO        Common Stock - Long 428236103    46240     1000               Sole                               1000
INTERSIL HLDG CORP        Common Stock - Long 46069S109     9948      600               Sole                                600
ITT INDS INC IND          Common Stock - Long 450911102    50049      900               Sole                                900
JOHNSON & JOHNSON         Common Stock - Long 478160104    62352      900               Sole                                900
KENDLE INTERNATIONAL INC  Common Stock - Long 48880L107    71536     1600               Sole                               1600
KINETIC CONCEPTS INC      Common Stock - Long 49460W208    20013      700               Sole                                700
LENNOX INTL INC           Common Stock - Long 526107107    59886     1800               Sole                               1800
LUBRIZOL CORP             Common Stock - Long 549271104     4314      100               Sole                                100
MANTECH INTL CORP         Common Stock - Long 564563104    11858      200               Sole                                200
MEREDITH CORP             Common Stock - Long 589433101    14020      500               Sole                                500
METLIFE INC               Common Stock - Long 59156R108    72800     1300               Sole                               1300
MSC INDUSTRIAL DIRECT CO
 INC                      Common Stock - Long 553530106   119782     2600               Sole                               2600
MTS SYS CORP              Common Stock - Long 553777103    21050      500               Sole                                500
NET 1 UEPS TECHNOLOGIES
 INC                      Common Stock - Long 64107N206     2233      100               Sole                                100
NORTHROP CORP             Common Stock - Long 666807102    30270      500               Sole                                500
ONEOK INC                 Common Stock - Long 682680103    55040     1600               Sole                               1600
OWENS ILLINOIS INC NEW    Common Stock - Long 690768403    61740     2100               Sole                               2100
PACIFIC CAPITAL BANCORP
 - NEW                    Common Stock - Long 69404P101     4070      200               Sole                                200
PACKAGING CORP OF AMERICA Common Stock - Long 695156109    53314     2300               Sole                               2300
PANERA BREAD CO           Common Stock - Long 69840W108    86530     1700               Sole                               1700
PERKINELMER INC           Common Stock - Long 714046109    57431     2300               Sole                               2300
POLO RALPH LAUREN
 CORP-CL A                Common Stock - Long 731572103    86632     1300               Sole                               1300
PRICELINE COM INC         Common Stock - Long 741503403    68430     1000               Sole                               1000
PUBLIC SERVICE ENTERPRISE Common Stock - Long 744573106     6558      200               Sole                                200
RENTRAK CORP              Common Stock - Long 760174102     5532      400               Sole                                400
ROBBINS & MYERS INC       Common Stock - Long 770196103    80418     2600               Sole                               2600
ROLLINS INC               Common Stock - Long 775711104    55042     2900               Sole                               2900
RUSH ENTERPISES INC       Common Stock - Long 781846209    11520      900               Sole                                900
SCHNITZER STEEL
 INDUSTRIES INC           Common Stock - Long 806882106    15696      400               Sole                                400
SINCLAIR BROADCAST GROUP
 INC                      Common Stock - Long 829226109     9576     1900               Sole                               1900
SPSS INC                  Common Stock - Long 78462K102    46976     1600               Sole                               1600
SPX CORP                  Common Stock - Long 784635104    53900      700               Sole                                700
TRACTOR SUPPLY CO         Common Stock - Long 892356106    54665     1300               Sole                               1300
TTM TECHNOLOGIES INC      Common Stock - Long 87305R109     3968      400               Sole                                400
UGI CORP HOLDING CO       Common Stock - Long 902681105    74762     2900               Sole                               2900
UNITED ONLINE INC         Common Stock - Long 911268100     5646      600               Sole                                600
UNITED TECHNOLOGIES CORP  Common Stock - Long 913017109    18018      300               Sole                                300
UNIVERSAL HEALTH SERVICES
 INC                      Common Stock - Long 913903100     5603      100               Sole                                100
VAIL RESORTS INC          Common Stock - Long 91879Q109    55920     1600               Sole                               1600
W W GRAINGER INC          Common Stock - Long 384802104    78273      900               Sole                                900
WADDELL & REED FINANCIAL
 INC                      Common Stock - Long 930059100    56925     2300               Sole                               2300
WASTE MANAGEMENT INC      Common Stock - Long 94106L109     6298      200               Sole                                200
WATERS CORP               Common Stock - Long 941848103    75634     1300               Sole                               1300
WELLPOINT INC             Common Stock - Long 94973V107    51447     1100               Sole                               1100

                                                       3,634,543